OTHER NON-CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT LIABILITIES
OTHER NON-CURRENT LIABILITIES

16. OTHER NON-CURRENT LIABILITIES

Other non-current liabilities consist of the following:

	December 31,
	2011	2012
	US$	US$
Unrecognized tax benefits (Note 13)	—	5,091
Accrued interests on unrecognized tax benefits (Note 13)	—	1,583
Government grant	103	100
Defined benefit plan obligation	129	—
Others	5	6
Total	237	6,780

Other non-current liabilities as of December 31, 2011 mainly represent deferred government grant of US$103 relating to Banzhu and net defined benefit obligation of US$129 (Note 22(b)). The defined benefit obligation was fully settled during the year ended December 31, 2012.

Other non-current liabilities as of December 31, 2012 mainly represent deferred government grant of US$100 relating to Banzhu and unrecognized tax benefits and related interests of US$6,674.

The government grant of Banzhu is recognized as income over the periods necessary to match it on a systematic basis with the related costs which it is intended to compensate. During the years ended December 31, 2010, 2011 and 2012, US$6, US$3 and US$3 has been recognized as a reduction to cost of revenues, respectively.